Income tax expense (Details 1) - CAD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Timing Differences On Property & Equipment, Right Of Use Assets, Lease Obligations And Financing Costs	$ 1,806,446	$ 1,726,603	$ 1,674,085
Sred Expenditures	676,518	676,518	575,747
Foreign Tax Credit	285,772	285,772	285,772
Deferred Tax Assets	12,368,878	11,994,605	10,835,397
Intellectual Property	(2,638,099)	(3,028,757)	(3,411,411)
Less Valuation Allowance	(9,730,779)	(8,965,848)	(7,423,986)
Canada
Net Operating Losses Carried Forward	9,594,511	9,136,353	8,051,504
USA
Net Operating Losses Carried Forward	$ 5,631	$ 169,359	$ 248,289